CONDENSED STATEMENTS OF OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONDENSED STATEMENTS OF OPERATIONS
REVENUES	$ 138,577,870	$ 138,900,357	$ 136,104,867
COST OF GOODS SOLD	114,855,259	116,541,972	115,585,803
GROSS PROFIT	23,722,611	22,358,385	20,519,064
Selling expenses	(380,945)	(357,426)	(327,365)
General and administrative expenses	(6,958,788)	(6,155,316)	(5,263,914)
Total Operating Expenses	(7,339,733)	(6,512,742)	(5,591,279)
LOSS FROM OPERATIONS	16,382,878	15,845,643	14,927,785
Financial expenses, net	2,861,921	2,382,405	1,621,486
INCOME BEFORE INCOME TAX	13,596,743	13,760,676	13,514,370
INCOME TAX	1,568,109	1,533,794	2,129,387
NET INCOME	12,028,634	12,226,882	11,384,983
OTHER COMPREHENSIVE INCOME
Foreign currency translation gain (loss)	8,537,550	(1,744,846)	(6,272,303)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	8,537,550	(1,744,846)	(6,272,303)
COMPREHENSIVE INCOME	19,613,413	9,344,324	4,107,150
Ossen Innovation Co., Ltd [Member] | Reportable Legal Entities [Member]
CONDENSED STATEMENTS OF OPERATIONS
REVENUES	0	0	0
COST OF GOODS SOLD	0	0	0
GROSS PROFIT	0	0	0
Selling expenses	0	0	0
General and administrative expenses	769,552	383,325	263,002
Total Operating Expenses	769,552	383,325	263,002
LOSS FROM OPERATIONS	(769,552)	(383,325)	(263,002)
Financial expenses, net	(199,764)	(116,865)	268
Equity in income of subsidiaries	12,045,179	11,378,898	10,927,690
INCOME BEFORE INCOME TAX	11,075,863	10,878,708	10,664,956
INCOME TAX	0	0	0
NET INCOME	11,075,863	10,878,708	10,664,956
OTHER COMPREHENSIVE INCOME
Foreign currency translation gain (loss)	7,861,303	(1,744,846)	(6,284,660)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	7,861,303	(1,744,846)	(6,284,660)
COMPREHENSIVE INCOME	$ 18,937,166	$ 9,133,862	$ 4,380,296